As filed with the Securities and Exchange Commission on June 27, 2013
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                                            1933 Act Registration No. 333-143964
                                             1940 Act Registration No. 811-21944

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
Pre-Effective Amendment No. __                                             [ ]
Post-Effective Amendment No. 100                                           [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
Amendment No. 103                                                          [X]


                      FIRST TRUST EXCHANGE-TRADED FUND II
               (Exact name of registrant as specified in charter)
                             120 East Liberty Drive
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund II
                           First Trust Advisors L.P.
                             120 East Liberty Drive
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on July 26, 2013 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 100

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:


      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 66 under the Securities Act of 1933, as it relates to the First Trust S&P CIVETS 60 Index Fund, a series of the Registrant, until July 26, 2013. Parts A, B and C of the Registrant's Post-Effective Amendment No. 66, as it relates to First Trust S&P CIVETS 60 Index Fund, filed on March 28, 2012, are incorporated by reference herein.

      Signatures

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 27th day of June, 2013.

                                    FIRST TRUST EXCHANGE-TRADED FUND II


                                    By:  /s/ Mark R. Bradley
                                         ---------------------------------------
                                         Mark R. Bradley, President and
                                         Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                             TITLE                  DATE
                                      President and Chief    June 27, 2013
/s/ Mark R. Bradley                   Executive Officer
-----------------------------------
    Mark R. Bradley
                                      Treasurer, Chief
                                      Financial Officer      June 27, 2013
                                      and Chief Accounting
/s/ James M. Dykas                    Officer
-----------------------------------
    James M. Dykas

                                                )
James A. Bowen*                         Trustee )
                                                )
                                                )
Richard E. Erickson*                    Trustee )
                                                )
                                                )
Thomas R. Kadlec*                       Trustee )      BY:  /s/ W. Scott Jardine
                                                )           --------------------
                                                )           W. Scott Jardine
Robert F. Keith*                        Trustee )           Attorney-In-Fact
                                                )           June 27, 2013
                                                )
Niel B. Nielson*                        Trustee )
                                                )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess, to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.